Business Acquisition (Narrative) (Details) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended				12 Months Ended
	Nov. 15, 2012 Songa Eclipse Ltd USD ($) option	Dec. 31, 2013 West Eclipse USD ($)	Mar. 25, 2013 Asia Offshore Drilling USD ($)	Dec. 31, 2013 Asia Offshore Drilling USD ($)	Dec. 31, 2014 Sevan Driller and Sevan Brasil USD ($)	Dec. 31, 2014 Sevan Louisiana USD ($)	Aug. 23, 2013 Sevan Drilling ASA NOK	Jul. 02, 2013 Sevan Drilling ASA USD ($)	Jun. 27, 2013 Sevan Drilling ASA USD ($)	Feb. 08, 2013 Sevan Drilling ASA	Dec. 31, 2014 Sevan Drilling ASA USD ($)	Dec. 31, 2013 Sevan Drilling ASA USD ($)	Jun. 27, 2013 Sevan Drilling ASA NOK	Jul. 02, 2013 Trade Accounts Receivable Sevan Drilling ASA USD ($)
Business Acquisition [Line Items]
Fair value of consideration transferred	$ 590							$ 78
Number of one year option to extend the contract	3
Option Period	1 year
Prepayment before the acquisition	59
Operating Revenue		194		75								169
Net Income		42		37								31
Business Acquisition, Number of Shares Acquired							47,394		120,065,464
Per share price of shares issued (in NOK per share)							3.95						3.9311
Consideration received from shares issued									78
Ownership percentage			66.18%				50.11%	50.10%
Below market contracts, accumulated amortization					20	1
Remeasurement gain											8
Percentage of equity method investment ownership (in hundredths)										29.90%
Trade and other receivables								49
Acquired receivables, fair value														24
Gain on bargain purchase			$ 15					$ 17
Cumulative number of shares issued							297,941,358